CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 26,782	$ 48,941	$ 105,065
Accounts receivable	0	3,600	0
Notes receivable		21,500	0
Inventory	0	72,853	113,174
Prepaids and other current assets	17,027	1,444	13,577
Total Current Assets	43,809	148,338	231,816
Total Assets	43,809	148,338	231,816
Current Liabilities
Accounts payable and accrued liabilities	467,305	295,041	25,188
Accrued Interest	52,884	10,086	3,173
Note payable to related party	63,456	63,456	63,456
Convertible notes, net of discount	249,008	51,086	0
Derivative liability	86,552	193,026	0
Note payable to shareholder	1,220,550	950,550
Total Current Liabilities	2,139,755	1,563,245	91,817
Long Term Liabilities
Note payable to shareholders		950,550	735,050
Total Long Term Liabilities		950,550	735,050
Total Liabilities	2,139,755	1,563,245	826,867
Stockholders' Equity
Common Stock, par value $0.0001 per share, 5,000,000,000 shares authorized, 58,582,469 and 37,428,394 shares issued and outstanding, respectively	8,760	5,858	3,742
Additional paid-in capital	4,506,602	995,638	236,842
Accumulated deficit	(6,617,296)	(2,422,031)	(841,298)
Total Stockholders' Equity	(2,095,946)	(1,414,907)	(595,051)
Total Liabilities and Stockholders' Equity	43,809	148,338	231,816
Undesignated Preferred Shares [Member]
Stockholders' Equity
Preferred Stock, value	0	0	0
Class B Preferred Stocks [Member]
Stockholders' Equity
Preferred Stock, value	0	0
Class A Convertible Preferred Stock Member
Stockholders' Equity
Total Stockholders' Equity	5,988	5,628	5,663
Preferred Stock, value	$ 5,988	$ 5,628	$ 5,663